EXPLANATORY NOTE

Attached for filing are exhibits containing, in interactive data format, risk/return summary information that mirrors the risk/return summary information in the supplement dated October 18, 2018, for the Class A, Class C, and Institutional Class of Neuberger Berman Risk Balanced Commodity Strategy Fund, a series of Neuberger Berman Alternative Funds, which was filed with the Securities and Exchange Commission on October 18, 2018 (Accession No. 0000898432-18-001108).